May 03, 2012

Securities and Exchange Commission

Via EDGAR

Re:       Principal Funds, Inc.

File Nos. 033-59474, 811-07572

            Interactive date files for previous 497 filing

Principal Funds, Inc. (“the Registrant”) is incorporating by reference the supplement filed on April 20, 2012 (SEC Accession No. 0000898745-12-000330).

Pursuant to Rule 497 under the Securities Act of 1933. as amended, the Registrant is filing interactive data files that relate to Form N-1A items 2-4 in the supplement that the Registrant is incorporating by reference

Exhibit No.                                                                                     Exhibits

Ex-101.INS                                                        XBRL Instance Document

Ex-101.SCH                                                      XBRL Taxonomy Extension Schema Document

Ex-101.CAL                                                       XBRL Taxonomy Extension Calculations Linkbase Document

Ex-101.DEF                                                      XBRL Taxonomy Extension Definition Linkbase Document

Ex-101.LAB                                                       XBRL Taxonomy Extension Labels Linkbase Document

Ex-101.PRE                                                      XBRL Taxonomy Extension Presentation Linkbase Document